Schedule of Investments(a)
November 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.55%
Apartments –6.92%
AvalonBay Communities, Inc.(b)	104,976	$19,099,333
Equity Residential	216,486	13,368,011
UDR, Inc.	409,948	14,930,306
		47,397,650
Data Centers –8.56%
Digital Realty Trust, Inc.	208,744	33,424,089
Equinix, Inc.	33,454	25,201,233
		58,625,322
Diversified –4.55%
Broadstone Net Lease, Inc.(b)	562,715	9,886,903
W.P. Carey, Inc.	315,889	21,281,442
		31,168,345
Free Standing–2.24%
Essential Properties Realty Trust, Inc.	484,320	15,333,571
Gaming REITs–2.55%
Gaming and Leisure Properties, Inc.	402,027	17,500,235
Health Care–18.91%
American Healthcare REIT, Inc.	288,980	14,674,404
CareTrust REIT, Inc.	220,850	8,288,501
Healthcare Realty Trust, Inc.(b)	782,002	14,255,896
Omega Healthcare Investors, Inc.	456,713	20,972,261
Ventas, Inc.	89,325	7,202,275
Welltower, Inc.	307,898	64,110,522
		129,503,859
Industrial–13.27%
EastGroup Properties, Inc.	103,982	18,839,459
First Industrial Realty Trust, Inc.	394,676	22,591,254
Prologis, Inc.	348,731	44,822,395
Rexford Industrial Realty, Inc.(b)	112,385	4,676,340
		90,929,448
Infrastructure REITs–11.85%
American Tower Corp.	269,075	48,775,226
Crown Castle, Inc.	354,547	32,363,050
		81,138,276
Lodging Resorts–2.71%
Hilton Worldwide Holdings, Inc.	32,571	9,283,713
Ryman Hospitality Properties, Inc.(b)	97,035	9,260,050
		18,543,763
Office–2.62%
Cousins Properties, Inc.	315,943	8,145,011
Vornado Realty Trust	266,699	9,819,857
		17,964,868
Shares		Value
Regional Malls–3.42%
Simon Property Group, Inc.	125,763	$23,432,162
Self Storage–5.52%
CubeSmart	240,240	8,944,135
Extra Space Storage, Inc.	216,689	28,856,474
		37,800,609
Shopping Centers–3.93%
Brixmor Property Group, Inc.	694,588	18,156,531
Tanger, Inc.	260,516	8,748,127
		26,904,658
Single Family Homes–3.62%
American Homes 4 Rent, Class A	355,113	11,406,229
Invitation Homes, Inc.	475,803	13,417,645
		24,823,874
Specialty–7.19%
Iron Mountain, Inc.	338,935	29,267,037
Lamar Advertising Co., Class A(b)	104,568	13,843,758
Outfront Media, Inc.	261,244	6,147,071
		49,257,866
Timber REITs–1.69%
Weyerhaeuser Co.	521,034	11,572,165
Total Common Stocks & Other Equity Interests (Cost $534,002,385)		681,896,671
Money Market Funds–0.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(c)(d)	1,102,668	1,102,668
Invesco Treasury Portfolio, Institutional Class, 3.85%(c)(d)	2,048,777	2,048,777
Total Money Market Funds (Cost $3,151,445)		3,151,445
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $537,153,830)		685,048,116
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.86%
Invesco Private Government Fund, 4.00%(c)(d)(e)	3,268,794	3,268,794
Invesco Private Prime Fund, 4.12%(c)(d)(e)	9,499,657	9,502,507
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,771,301)		12,771,301
TOTAL INVESTMENTS IN SECURITIES–101.87% (Cost $549,925,131)		697,819,417
OTHER ASSETS LESS LIABILITIES–(1.87)%		(12,840,399)
NET ASSETS–100.00%		$684,979,018
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,503,533	$35,534,485	$(36,935,350)	$-	$-	$1,102,668	$44,439
Invesco Treasury Portfolio, Institutional Class	4,657,305	65,992,615	(68,601,143)	-	-	2,048,777	81,581
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,754,113	141,728,611	(145,213,930)	-	-	3,268,794	257,993*
Invesco Private Prime Fund	17,582,725	322,608,869	(330,690,668)	-	1,581	9,502,507	709,909*
Total	$31,497,676	$565,864,580	$(581,441,091)	$-	$1,581	$15,922,746	$1,093,922

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$681,896,671	$—	$—	$681,896,671
Money Market Funds	3,151,445	12,771,301	—	15,922,746
Total Investments	$685,048,116	$12,771,301	$—	$697,819,417
Invesco Real Estate Fund